Liquidity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Liquidity
Liquidity

2.                          Liquidity and Capital Resources

We may continue to incur substantial development costs in our Biospherics segment in the next several years, without substantial corresponding revenue, and we will continue to incur ongoing administrative and other expenses, including public company expenses.  We intend to finance our activities through:

•                  the remaining proceeds of our equity offerings; and

•                  additional funds we will seek to raise through the sale of additional securities in the future.

Working capital was $3.1 million at September 30, 2012, and cash on hand as of that date was $3.7 million.  Management believes that this cash on hand, plus the $2.3 million the Company subsequently raised in November 2012 (see below), will be sufficient to sustain operations for the next twelve months.

In February 2012, the Company obtained net proceeds of approximately $1.1 million in a registered direct offering of common stock and warrants.  Both the common stock issued in the offering and the underlying common stock for the warrants issued in the offering were previously registered under a Form S-3 shelf registration statement declared effective by the SEC in October 2009.

In November 2012, the Company obtained net proceeds of approximately $2.3 million in a private placement of common stock and warrants.  The Company sold an aggregate of 483,657 shares of common stock at a price of $5.324 per share along with warrants to purchase an additional 483,657 shares of common stock at an exercise price of $6.53 per share.  The warrants shall be exercisable for a period of five years, but will not be effective until approved by the shareholders of the Company.  Common stock and warrants were issued in a private placement of securities exempt from registration pursuant to Section 4(2) of the Securities Act of 1933 and Rule 506 promulgated thereunder. The Company and the Investors have executed a Registration Rights Agreement pursuant to which the Company has agreed to register the common stock sold in the offering and the common stock issuable upon exercise of the warrants.  Failure on the part of the Company to satisfy certain deadlines described in the Registration Rights Agreement may subject the Company to payment of certain monetary penalties. The Investors shall have the right to participate for 100% of any future debt or equity offerings of the Company during the two years following the Closing.

Due to the nature of our business, we will need to raise additional funds from time to time.  NASDAQ rules require stockholder approval for certain stock issuances constituting twenty percent (20%) or more of a company’s issued and outstanding stock.

The Company’s Form S-3 shelf registration statement expired on October 1, 2012.

The Company cannot be assured that it will be able to attract a purchaser of securities to raise the additional funds it will likely require in the future; that the Company will be able to obtain any required stockholder approval; or that the Company will be able to have additional offerings.  If we reach a point where we are unable to raise needed additional funds to continue our business activities, we will be forced to cease our development activities and dissolve the Company.  In such an event, we will need to satisfy various severance, lease termination and other dissolution-related obligations.

On April 20, 2012, the Company received a deficiency notice from NASDAQ regarding the bid price of the Company’s common stock.  Following a 1 for 20 reverse stock split, on October 8, 2012 NASDAQ provided confirmation to the Company that the Company has regained compliance with Marketplace Rule 5550(a)(2) since the closing bid price of its common stock, $0.01 par value per share, had traded at $1.00 per share or greater for at least ten (10) consecutive business days.  This is the second time the Company employed a reverse stock split to avoid NASDAQ delisting.

On September 25, 2012, the Company received written notification from NASDAQ advising the Company that the minimum number of publicly held shares of the Company’s common stock had fallen below the minimum 500,000 shares required for continued listing on the NASDAQ Capital Market pursuant to NASDAQ Rule 5550(a)(4) (the “Rule”).  Following the closing of the above private placement, the Company’s number of publicly held shares of common stock outstanding increased to 690,741.  The Company believes that the placement of 483,657 additional shares in this transaction will satisfy the required listing requirement.

2.                                      Liquidity

We expect to continue to incur substantial development costs in our Biospherics segment in the next several years, without substantial corresponding revenue, and we will continue to incur ongoing administrative and other expenses, including public company expenses.  We intend to finance our activities through:

•                  the remaining proceeds of our equity offerings; and

•                  additional funds we will seek to raise through the sale of additional stock in the future.

Working capital was $4.6 million at December 31, 2011, including $4.9 million cash on hand.  Management believes that this cash on hand, combined with the $1.1 million of net proceeds of the February 2012 offering (described in Note 13), provide us with sufficient cash to sustain operations for 2012.  We expect that we will need to expend approximately $5 million over the next twelve (12) months to support our currently planned development operations.  This estimate assumes (i) no further significant expenditures for developing D-tagatose as a drug for diabetes, (ii) continuing development of D-tagatose as a treatment for high triglycerides and other dyslipidemias, (iii) ongoing operation of the Health Sciences segment at the current level of activity and (iv) that we raise additional funds to continue our development efforts beyond this 12-month period.

Due to the nature of our business, we will need to raise additional funds on a consistent basis to continue operations and to fully pursue the triglycerides and other dyslipidemias opportunity.  Fundraising will likely require the issuance of additional equity securities and a purchaser of such securities will likely insist that such securities be registered securities.  NASDAQ rules require stockholder approval for certain stock issuances constituting twenty percent (20%) or more of a company’s issued and outstanding stock.

The Company cannot be assured that it will be able to attract a purchaser of securities to raise the additional funds it will likely require; that the Company will be able to obtain any required stockholder approval; or that the Company will be able to have additional registered direct primary offerings.  If we reach a point where we are unable to raise needed additional funds to continue our business activities, we will be forced to cease our development activities and dissolve the Company.  In such an event, we will need to satisfy various severance, lease termination and other dissolution-related obligations.